Note 22 - Current Allowances and Provisions - Deducted From Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts - trade receivables [member]
Statement Line Items [Line Items]
Values at the beginning of the year	$ (78,385)	$ (85,724)
Effect of adoption of new standards	6,423
Translation differences	329	(345)
Additional allowances	(1,751)
Used	6,849	2,263
Reversals / (additional) allowances		5,421
Values at the end of the year	(66,535)	(78,385)
Allowance for other doubtful accounts - other receivables [member]
Statement Line Items [Line Items]
Values at the beginning of the year	(6,255)	(6,332)
Effect of adoption of new standards
Translation differences	359	(220)
Additional allowances	(1,179)
Used	291	381
Reversals / (additional) allowances		(84)
Values at the end of the year	(6,784)	(6,255)
Allowance for inventory obsolescence [member]
Statement Line Items [Line Items]
Values at the beginning of the year	(216,068)	(240,242)
Effect of adoption of new standards
Translation differences	3,575	(3,575)
Additional allowances	(25,457)
Used	28,154	14,832
Reversals / (additional) allowances		12,917
Values at the end of the year	$ (209,796)	$ (216,068)